Trust Account and Fair Value Measurements - Schedule of Fair Value of Assets Measured on a Recurring Basis (Details) - USD ($)	Feb. 28, 2019	May 31, 2018	May 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account		$ 52,895,652
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account		$ 52,895,652